Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Research and Development Expenses

Note 19 — Research and Development Expenses:

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Wages, salaries, and benefits	4,772	4,435
Offsite contracting and travel	484	1,073
Other research and development expenses	648	749
Depreciation and amortization	177	206
Share-based payment (see Note 12B (1))	1,607	89
Materials usage	216	82
	7,904	6,634
Less – changes in estimated government grants	(202)	(247)
	7,702	6,387